DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts

The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2020 and 2019, as assets and liabilities are as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2020	2019

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$2,258	$158
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(3,224)	(1,041)

Total derivatives designated as hedging instruments	Other Comprehensive loss	$(326)	$(846)

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts

The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2020 and 2019, as assets and liabilities are as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2020	2019

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$-	$12

Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	(13)	-

Total derivatives non-designated as hedging instruments		$(13)	$12